Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2026 $ / shares	Mar. 31, 2026 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,113,542	1,035,316	1,162,543	1,070,974	1,112,314
Number of Options Outstanding, Granted		95,290		178,020
Number of Options Outstanding, Exercised	(17,046)	(17,064)	(50,229)	(62,041)	(66,219)
Number of Options Outstanding, Forfeited	(646)			(24,410)	(8,593)
Number of Options Outstanding, Expired					(2,186)
Number of Options Outstanding, Ending balance	1,095,850	1,113,542	1,112,314	1,162,543	1,035,316
Weighted Average Exercise Price, Beginning balance	$ 77.37	$ 66.4	$ 65.95	$ 58.14	$ 65.86
Weighted Average Exercise Price, Granted		190.62		108.56
Weighted Average Exercise Price, Exercised	65.22	59.65	54.62	55.9	58.53
Weighted Average Exercise Price, Forfeited	85.91			59.76	97.83
Weighted Average Exercise Price, Expired					49.86
Weighted Average Exercise Price, Ending balance	$ 77.8	$ 77.37	$ 65.86	$ 65.95	$ 66.4